Debt (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings, by type [abstract]
Schedule of Debt

	December 31, 2025	December 31, 2024
Senior Notes, net of unamortized transaction fees of $3,671 (2024 – $4,525) and initial redemption option of $2,518 (2024 – $3,103)	$498,846	$498,578
Redemption option derivative asset	(14,703)	(7,575)
Commercial Loan Facility, net of unamortized transaction fees of $20,043 (2024 – $21,751)	544,426	293,550
RRF Facility, net of unamortized transaction fees of $4,889 (2024 – $5,445)	211,568	119,935
VAT Facility net of unamortized transaction fees of $335 (2024 – $559)	34,915	10,937
	$1,275,052	$915,425
Less: current debt	47,968	—
Non-current debt	$1,227,084	$915,425

Schedule of Reconciliation of Debt Arising From Financing Activities

	2025		2024
	Senior Notes due 2029	Term Facility	Senior Notes due 2029	Term Facility

Balance beginning of year	$491,003	$424,422	$492,691	$143,368

Financing cash flows related to debt:
Proceeds from Term Facility commercial loans	—	206,287	—	213,694
Proceeds from Term Facility RRF loans	—	72,206	—	97,224
Proceeds from Term Facility revolving VAT facility	—	75,909	—	56,022
Repayment of Term Facility revolving VAT facility	—	(54,068)	—	(47,304)
Total financing cash flows related to debt	$—	$300,334	$—	$319,636

	$491,003	$724,756	$492,691	$463,004

Non-cash changes recorded in debt:
Amortization of financing fees	268	3,441	252	1,918
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2029	(7,128)	—	(1,940)	—
Transaction costs to VAT Facility	—		—	(727)
Commitment fees	—	(953)	—	(7,420)
Change in fair value of interest rate benefit on Term Facility RRF loans, net of accretion	—	(476)	—	(10,368)
Foreign exchange losses (gains)	—	64,141	—	(21,985)

Balance end of year	$484,143	$790,909	$491,003	$424,422